DEPOSITS (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deposits
Deposits consist of the following at March 31, 2024 and December 31, 2023, in thousands:

	March 31, 2024	December 31, 2023
Deposits on aircraft	$46,450	$40,300
Other deposits	406	516
Total deposits	$46,856	$40,816
Less current portion	(25,200)	(25,125)
Total deposits, non-current	$21,656	$15,691
Below is a breakdown of the deposits on aircraft as of March 31, 2024 and December 31, 2023, in thousands:

	March 31, 2024	December 31, 2023
Gulfstream aircraft deposits	$45,000	$39,000
Honda aircraft deposits	1,450	1,300
Total deposits on aircraft	46,450	$40,300
Less current portion	(25,200)	(25,050)
Total deposits on aircraft non-current	$21,250	$15,250

Deposits consist of the following at December 31, 2023 and 2022, in thousand:
	December 31, 2023	December 31, 2022
Deposits on aircraft	$40,300	$12,833
Other deposits	516	123
Total deposits	$40,816	$12,956
Less current portion	(25,125)	(833)
Total deposits, non-current	$15,691	$12,123
Below is a breakdown of the deposits on aircraft as of December 31, 2023 and 2022, in thousand:
	December 31, 2023	December 31, 2022
Gulfstream aircraft deposits	$39,000	$12,000
Honda aircraft deposits	1,300	833
Total deposits on aircraft	$40,300	$12,833
Less current portion	$(25,050)	(833)
Total deposits on aircraft non-current	15,250	$12,000